Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	35,000,000	35,000,000	15,000,000
Common stock, shares issued	6,529,792	1,517,628	1,334,950
Common stock, shares outstanding	6,529,792	1,517,628	1,334,950
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Series B1 Preferred Stock [Member]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B2 Preferred Stock [Member]
Preferred stock, shares issued	4,695	0
Preferred stock, shares outstanding	4,695	0
Series B3 Preferred Stock [Member]
Preferred stock, shares issued	7,093	0
Preferred stock, shares outstanding	7,093	0